Units (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 13, 2023	Sep. 30, 2023	Dec. 31, 2022	Oct. 31, 2020
Units (Details) [Line Items]
Units outstanding			48,246
Warrant issuing, description		October of 2020, Petra issued unit’s that consisted of one share of common stock and one warrant exercisable for 1/35 of a share of common stock with an exercise price of $402.50 per share which expire on January 10, 2027 (the “Public Warrants”), which traded on the Nasdaq Capital Market under the ticker symbol REVBU.
Number of units separation	1,688,598
IPO [Member]
Units (Details) [Line Items]
Share price (in Dollars per share)				$ 402.5
Common Stock [Member]
Units (Details) [Line Items]
Number of units separation	48,246
Number of new shares issued
Public Warrants [Member]
Units (Details) [Line Items]
Warrants	1,688,598
Number of new shares issued